Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information Line Items
Entity Registrant Name	Enlivex Therapeutics Ltd.
Trading Symbol	ENLV
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	14,587,934
Amendment Flag	false
Entity Central Index Key	0001596812
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-36578
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	14 Einstein Street
Entity Address, City or Town	Nes Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403618
Title of 12(b) Security	Ordinary Shares, par value of NIS 0.40
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Annual Report	true
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	14 Einstein Street
Entity Address, City or Town	Nes Ziona
Entity Address, Country	IL
Entity Address, Postal Zip Code	7403618
Contact Personnel Name	Mr. Oren Hershkovitz
City Area Code	+972
Local Phone Number	2.6208072
Contact Personnel Email Address	Oren@enlivexpharm.com
Contact Personnel Fax Number	+972.2.6208070